AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 128.8%
	ADVERTISING — 0.9%
1,577	Omnicom Group, Inc.[1]	$150,052
	AEROSPACE/DEFENSE — 5.2%
819	General Dynamics Corp.[1]	176,208
1,100	L3Harris Technologies, Inc.[1]	215,347
622	Lockheed Martin Corp.[1]	286,356
382	Northrop Grumman Corp.[1]	174,116
		852,027
	AGRICULTURE — 3.7%
6,021	Altria Group, Inc.[1]	272,751
601	Archer-Daniels-Midland Co.[1]	45,412
2,935	Philip Morris International, Inc.[1]	286,515
		604,678
	BANKS — 0.7%
931	M&T Bank Corp.[1]	115,221
	BEVERAGES — 5.6%
3,179	Brown-Forman Corp. - Class B1	212,294
4,628	Coca-Cola Co.[1]	278,698
2,101	Molson Coors Beverage Co. - Class B1	138,330
1,610	PepsiCo, Inc.[1]	298,204
		927,526
	BIOTECHNOLOGY — 10.1%
1,179	Amgen, Inc.[1]	261,761
1,153	Biogen, Inc.*,1	328,432
3,899	Gilead Sciences, Inc.[1]	300,496
2,456	Incyte Corp.*,1	152,886
402	Regeneron Pharmaceuticals, Inc.*,1	288,853
949	Vertex Pharmaceuticals, Inc.*,1	333,963
		1,666,391
	COMMERCIAL SERVICES — 2.7%
684	MarketAxess Holdings, Inc.[1]	178,811
1,491	Rollins, Inc.[1]	63,859
889	Verisk Analytics, Inc. - Class A1	200,941
		443,611
	COMPUTERS — 3.0%
1,753	International Business Machines Corp.[1]	234,569
3,000	Leidos Holdings, Inc.[1]	265,440
		500,009

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COSMETICS/PERSONAL CARE — 3.6%
3,724	Colgate-Palmolive Co.[1]	$286,897
2,005	Procter & Gamble Co.[1]	304,239
		591,136
	DIVERSIFIED FINANCIAL SERVICES — 2.1%
472	Cboe Global Markets, Inc.[1]	65,141
1,517	CME Group, Inc.[1]	281,085
		346,226
	ELECTRIC — 0.6%
2,477	NRG Energy, Inc.[1]	92,615
	ENVIRONMENTAL CONTROL — 3.8%
2,068	Republic Services, Inc.[1]	316,756
1,760	Waste Management, Inc.[1]	305,219
		621,975
	FOOD — 13.2%
5,658	Campbell Soup Co.[1]	258,627
8,151	Conagra Brands, Inc.[1]	274,852
3,635	General Mills, Inc.[1]	278,804
1,214	Hershey Co.[1]	303,136
6,581	Hormel Foods Corp.[1]	264,688
4,113	Kellogg Co.[1]	277,216
1,325	Kraft Heinz Co.[1]	47,037
629	Lamb Weston Holdings, Inc.[1]	72,304
3,469	McCormick & Co., Inc.[1]	302,601
2,116	Tyson Foods, Inc. - Class A1	108,001
		2,187,266
	HEALTHCARE-PRODUCTS — 3.2%
1,189	Abbott Laboratories[1]	129,625
717	Danaher Corp.[1]	172,080
299	Thermo Fisher Scientific, Inc.[1]	156,003
265	Waters Corp.*,1	70,633
		528,341
	HEALTHCARE-SERVICES — 6.2%
3,751	Centene Corp.*,1	253,005
263	Elevance Health, Inc.[1]	116,848
335	Humana, Inc.[1]	149,789
946	Molina Healthcare, Inc.*,1	284,973
449	UnitedHealth Group, Inc.[1]	215,807
		1,020,422

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES — 5.7%
3,371	Church & Dwight Co., Inc.[1]	$337,875
1,936	Clorox Co.[1]	307,902
2,204	Kimberly-Clark Corp.[1]	304,284
		950,061
	INSURANCE — 14.4%
413	Allstate Corp.[1]	45,034
184	Aon PLC - Class A1,2	63,517
1,523	Arthur J. Gallagher & Co.[1]	334,405
1,059	Assurant, Inc.[1]	133,137
4,711	Brown & Brown, Inc.[1]	324,305
545	Chubb Ltd.[1,2]	104,945
988	Cincinnati Financial Corp.[1]	96,152
188	Everest Re Group Ltd.[1,2]	64,270
1,100	Globe Life, Inc.[1]	120,582
1,010	Hartford Financial Services Group, Inc.[1]	72,740
4,002	Loews Corp.[1]	237,639
448	Progressive Corp.[1]	59,302
1,217	Travelers Cos., Inc.[1]	211,344
3,631	W R Berkley Corp.[1]	216,262
1,284	Willis Towers Watson PLC[1,2]	302,382
		2,386,016
	MEDIA — 2.5%
697	FactSet Research Systems, Inc.[1]	279,253
3,886	Fox Corp. - Class A1	132,124
		411,377
	OIL & GAS — 1.5%
10,094	Coterra Energy, Inc.[1]	255,378
	PACKAGING & CONTAINERS — 0.9%
1,144	Packaging Corp. of America[1]	151,191
	PHARMACEUTICALS — 15.6%
1,955	AbbVie, Inc.[1]	263,397
363	AmerisourceBergen Corp.[1]	69,852
1,520	Bristol-Myers Squibb Co.[1]	97,204
2,180	Cardinal Health, Inc.[1]	206,163
1,030	Cigna Group[1]	289,018
3,310	CVS Health Corp.[1]	228,820
1,726	Johnson & Johnson[1]	285,687
648	McKesson Corp.[1]	276,897
2,852	Merck & Co., Inc.[1]	329,092
11,113	Organon & Co.[1]	231,262

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
6,384	Pfizer, Inc.[1]	$234,165
380	Zoetis, Inc.[1]	65,440
		2,576,997
	REITS — 1.6%
931	Public Storage - REIT[1]	271,740
	RETAIL — 9.8%
98	AutoZone, Inc.*,1	244,349
569	Costco Wholesale Corp.[1]	306,338
1,236	Dollar General Corp.[1]	209,848
827	Domino's Pizza, Inc.[1]	278,691
1,060	McDonald's Corp.[1]	316,315
549	Starbucks Corp.[1]	54,384
553	Tractor Supply Co.[1]	122,268
2,834	Walgreens Boots Alliance, Inc.[1]	80,741
		1,612,934
	SEMICONDUCTORS — 1.0%
5,057	Intel Corp.[1]	169,106
	SHIPBUILDING — 0.3%
251	Huntington Ingalls Industries, Inc.[1]	57,128
	SOFTWARE — 6.5%
699	Activision Blizzard, Inc.*,1	58,926
3,221	Akamai Technologies, Inc.*,1	289,471
1,694	Electronic Arts, Inc.[1]	219,712
610	Fiserv, Inc.*,1	76,952
1,640	Jack Henry & Associates, Inc.[1]	274,421
761	Oracle Corp.[1]	90,627
175	Tyler Technologies, Inc.*,1	72,882
		1,082,991
	TELECOMMUNICATIONS — 3.1%
15,878	AT&T, Inc.[1]	253,254
7,111	Verizon Communications, Inc.[1]	264,458
		517,712
	TOYS/GAMES/HOBBIES — 0.2%
608	Hasbro, Inc.[1]	39,380
	TRANSPORTATION — 1.1%
1,217	C.H. Robinson Worldwide, Inc.[1]	114,824

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
557	Expeditors International of Washington, Inc.[1]	$67,469
		182,293
	TOTAL COMMON STOCKS
	(Cost $21,012,906)	21,311,800

Principal Amount
	SHORT-TERM INVESTMENTS — 0.5%
$85,240	UMB Bank Demand Deposit, 0.01%[3]	85,240
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $85,240)	85,240
	TOTAL INVESTMENTS — 129.3%
	(Cost $21,098,146)	21,397,040
	Liabilities in Excess of Other Assets — (29.3)%	(4,848,469)
	TOTAL NET ASSETS — 100.0%	$16,548,571

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of June 30, 2023, the aggregate value of those securities was $21,311,800, representing 128.8% of net assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.